Fair Value Measurements Narrative (Details) - Orbitz - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	$ 6,746	$ 2,947
Average remaining maturity of foreign currency derivatives	30 days	30 days
Term loan, carrying value	$ 429,599	$ 447,750
Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan, carrying value	429,599	447,750
Term loan, fair value	430,100	442,200
2013 Credit Agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan, carrying value		0	$ 443,250
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan, fair value		442,200
Foreign currency hedges [Member] | Other Current Liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	3,993	0
Foreign currency hedges [Member] | Other Current Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	$ 3,993	0
Foreign currency hedges [Member] | Other Current Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability		$ 0